GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended										6 Months Ended	12 Months Ended
	Mar. 01, 2024 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Aug. 06, 2019 USD ($)	Aug. 26, 2024 USD ($)	Aug. 23, 2024 $ / shares shares	Jul. 23, 2024	May 31, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($)	Jul. 23, 2023	Dec. 21, 2022 USD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Feb. 19, 2021 USD ($)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 06, 2019 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Aug. 23, 2023 shares
Disclosure of detailed information about business combination [line items]
Operating loss																$ 22,210	$ 26,508	$ 26,941
Net operating cash outflows																(19,700)	(21,577)	(23,678)
Accumulated deficit																					$ (274,071)		$ (257,586)
Ordinary shares issued | shares			380,359																		6,514,589		5,079,313
Ordinary shares per share | ₪ / shares																				₪ 0.2		₪ 0.2
Gross proceeds from ordinary shares																$ 123	$ 8,449	$ 21
Aggregate offering price	$ 200,000,000
Weighted average share price | $ / shares			$ 73.61
Reverse share split ratio							1-for-10			1-for-10							1-for-10
Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares						265,000		10,000
Pre-funded warrants | shares						1,427,308
Pre-funded warrant per share | $ / shares						$ 0.0001
Number of ordinary shares sold | shares																					1,146,308
Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary											67.00%
ICL Group [Member]
Disclosure of detailed information about business combination [line items]
Amount of investment under collaboration agreement												$ 10,000
Shanghai Healthcare Capital [Member] | Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements											$ 10,000
Amount of investment in financing round											$ 20,000
Proportion of ownership interest in subsidiary											20.00%
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares								10,000							72,683			2,851			320		72,022
Gross proceeds from ordinary shares								$ 85
Aggregate offering price					$ 4,500				$ 7,300				$ 19,500	$ 50,000
Weighted average share price | $ / shares								$ 8.5							$ 36.35	$ 10	$ 9.64	$ 7.68
Series A Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Exercise price per warrant | $ / shares						$ 3.55
Number of ordinary shares sold | shares						1,692,308																		1,692,308
Series B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Exercise price per warrant | $ / shares						$ 3.55
Number of ordinary shares sold | shares						1,692,308
Series A And B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds from ordinary shares								$ 5,500
Purchase price per share | $ / shares						$ 3.25
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements				$ 10,000															$ 10,000
Ownership percentage held by other entity in subsidiary				27.84%															27.84%
Number of ordinary shares sold | shares		850,000
Purchase price per share | $ / shares		$ 10
Cash inflow from issuing shares		$ 8,500